Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Plan management evaluated subsequent events after the statement of net assets available for benefits date of December 31, 2025 and through the date and time of the issuance of the Plan's financial statements and concluded that no additional subsequent events occurred that would require recognition or disclosure in the Plan's financial statements.